ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Feb. 29, 2016
Payables and Accruals [Abstract]
Schedule Of Accrued Liabilities And Other Current Liabilities [Table Text Block]
Accrued expenses and other current liabilities consisted of the following:

	As of	As of
	February 28,	February 29,
	2015	2016

Accrued employee payroll and welfare benefits	$27,513,863	$44,689,197
Other taxes payable	6,313,119	9,568,342
Payable for investments and acquisitions	1,922,514	3,022,079
Accrued employee annual bonus	2,996,505	3,740,558
Interest payable	1,693,056	1,677,083
Accrued teaching material costs	103,166	417,137
Payable to employees	6,348	9,568
Government subsidies	124,057	98,351
Examination enrollment fees collected on behalf of contests organizers	282,745	454,615
Professional service fee payable	306,865	208,249
Others	2,726,364	6,382,372

Total	$43,988,602	$70,267,551